GENERAL	6 Months Ended
Jun. 30, 2023
Disclosure Of General Information About Financial Statements [Abstract]
GENERAL
NOTE 1 – GENERAL

a.
The Company and its subsidiaries are engaged in the development and marketing of integrated circuit products for specific applications, antennas and terminals used for satellite communications. The Company has developed a new generation of integrated silicon chips for modems and antennas based on its own proprietary technology and provides end-to-end solutions for the satellite communications industry, including terminals, payloads and hubs. The Company develops its advanced chips (Application Specific Integrated Circuit chips (ASICs) and Radio Frequency Integrated Circuit chips (RFICs) based on technology designed to meet a variety of applications and services, such as broadband aviation, IOT, mobility and maritime, and operating on GEO, LEO and MEO satellites. The Company’s technology includes electronically steered antenna arrays, forming and design of digital beams, beam hopping, on-board processing payload chips and software-defined radio (SDR) modem chips.

b.	Business Combination Agreement SPAC Transaction ("Business Combination Agreement" OR "Transactions"):

On March 8, 2022, the Company and one of its subsidiaries, SatixFy MS, which was incorporated in 2022 for that purpose, entered into the Business Combination Agreement with Endurance Acquisition Corp. (“Endurance”). Under that agreement, Endurance merged into SatixFy MS, with Endurance continuing as the surviving company and becoming the Company’s direct, wholly-owned subsidiary. The Business Combination Agreement, as amended, and the related transactions were completed on October 27, 2022 ("SPAC merger" and the “Closing”).

As a result of the Business Combination, the Company recorded a gross increase in cash of $20 million and had $18.7 million expenses in cash related to the Transactions.

The Business Combination was accounted for as a capital reorganization, with no goodwill or other intangible assets recorded, in accordance with IFRS 3, Business Combination. The Company is the accounting acquirer and SatixFy Ordinary Shares were registered under the Exchange Act and listed on the NYSE American.

Concurrently with the execution of the Business Combination Agreement, the Company entered into the Equity Line of Credit with CF Principal Investments LLC, an affiliate of Cantor Fitzgerald & Co. (“CF”), pursuant to which the Company may issue and sell to CF, from time to time and subject to the conditions in the related purchase agreement, up to an aggregate amount of $77.25 million in the Company’s Ordinary Shares for aggregate gross proceeds to the Company of up to $75 million after deducting the applicable purchase price discount on sales to CF thereunder.

In addition, the Company entered into an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction” or "FPA") with Vellar Opportunity Fund SPV LLC – (“Vellar” or "Seller”).

As part of the Business Combination Agreement, the Company has also issued different derivatives.

c.
As of June 30, 2023, we had incurred accumulated losses of $527.9 million and expect to continue to fund our operations through fundings as issuance of convertible securities, ordinary shares and warrants and through revenues from existing and new customers including governmental grants.

On August 30, 2023, the Company entered into a certain Share Purchase Agreement (the “Purchase Agreement”) with MDA Space and Robotics Limited (the “Purchaser”), an affiliate of MDA Ltd. (“MDA”), which provided, among other things, for: (a) the sale of all of the outstanding ordinary shares in the capital of SatixFy Space Systems UK Ltd. (“SatixFy Space Systems”), a wholly-owned subsidiary of the Company (the “Share Sale”), to the Purchaser; (b) the entry of the Company and/or certain of its affiliates, in each case, as of the closing of the Share Sale, into a non-competition agreement, transition services agreement and the other agreements with MDA and/or certain of its affiliates as contemplated by the Purchase Agreement and described below; and (c) the delivery by the

Company to MDA, as a condition to the closing of the Share Sale and the other transactions contemplated by the Purchase Agreement, of the Security Agreements, an investor rights agreement, License Agreement, the Escrow Service Agreement, the Digital Payload License Agreement and the Master Purchase Agreement (each as defined below), among others, in each case, duly executed by the Company and its applicable affiliates. The foregoing agreements and transactions, including the Pre-Purchase Agreement, collectively are referred to herein as the “MDA Transactions”.

The total consideration to the Company from MDA in connection with the MDA Transactions would be approximately $60 million, consisting of (i) $3 million for the shares in SatixFy Space Systems (subject to a customary working capital adjustment and holdback amount for satisfying indemnification claims) and repayment of intercompany debt in the amount of $17 million, both payable at closing of the Share Sale (the “Closing”), (ii) $20 million in promissory notes reflecting intercompany debt payable over the seven-month period immediately after the Closing and (iii) $20 million as an advance payment under the Master Purchase Agreement (of which $10 million has already been advanced under the pre-purchase agreement with an MDA affiliate, see also Note 3.c). In addition to the above mentioned amounts, the Company received an initial advance payment of $10 million early 2022.

The Closing is subject to customary closing conditions, including third party and shareholder approvals and retention of employees.

Concurrently with the execution of the Purchase Agreement, SatixFy UK Limited, a wholly-owned subsidiary of SatixFy, and wholly-owned subsidiary of MDA agreed to enter into a Master Purchase Agreement (the “Master Purchase Agreement”) at the Closing providing for the terms of orders of SatixFy’s space grade chips, including certain prepayment, exclusivity and preferred pricing terms in respect of such chips for MDA. Under the Master Purchase Agreement, under certain conditions SatixFy UK Limited shall be required to refund to MDA amounts pre-paid by MDA in respect of future purchases of products, together with a pre-determined fee. Additionally, SatixFy and MDA agreed to enter into an Escrow Service Agreement (the “Escrow Services Agreement”) and License Agreement (the “License Agreement”) at the Closing pursuant to which certain SatixFy intellectual property in respect of Satixfy Prime2 and Sx4000 products would be placed into escrow for the benefit of MDA and released to MDA for its use of the licensed intellectual property under the License Agreement upon occurrence of certain conditions under the Escrow Agreement (including certain insolvency events and certain breaches of the Master Purchase Agreement).

To secure certain of SatixFy’s obligations pursuant to the MDA Transactions, SatixFy agreed to grant a security interest in favor of MDA in certain of SatixFy’s assets under security agreements (the “Security Agreements”) to be entered into at Closing for a period of thirty six (36) month, consistent with and subordinate to the security granted to the lenders under that certain Credit Agreement, dated February 1, 2022, among the Company, the lenders party thereto and Wilmington Savings Fund Society, FSB, as administrative agent, as amended.

The Company’s management believes that the above transaction will generate enough cash sufficient for the foreseeable future from the date of the approval of these financial statements.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

d.	The affiliated company "Jet Talk" is engaged in the development and marketing of a unique antenna for IFC passenger aircraft and computers that receive broadband video transmissions from satellites.

e.
The Company operates primarily through six wholly owned subsidiaries: Satixfy Israel Ltd, Satixfy UK, Satixfy Space Systems UK, Satixfy Bulgaria, SatixFy US LLC and Satixfy MS ("Group"), all of which have been consolidated in these consolidated financial statements.

Name	Holding Percentage		Held By	Country of Incorporation
	June 30, 2023	December 31, 2022
Satixfy Israel Ltd.	100%	100%	Satixfy Communications	Israel
Satixfy UK	100%	100%	Satixfy Communications	UK
Satixfy Space Systems UK (*)	100%	100%	Satixfy Communications	UK
Satixfy Bulgaria	100%	100%	Satixfy UK	Bulgaria
Satixfy US LLC	100%	100%	Satixfy Communications	USA
Endurance Acquisition Corp.	100%	-	Satixfy Communications	Cayman Islands

(*) Sold after June 30, 2023

In addition, the Company's holds 51% of the shares of the following entity (see also Note 4):

Name	Holding Percentage		Held By	Country of Incorporation
	June 30, 2023	December 31, 2022
Jet talk	51%	51%	Satixfy UK	UK